Summary of significant accounting policies - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue
Number of revenue sources	2
Operating regions	6
Revenue	$ 497,417	$ 290,193	$ 87,098
Permian
Disaggregation of Revenue
Revenue	266,856	151,179	37,205
Eagle Ford
Disaggregation of Revenue
Revenue	64,879	40,898	12,554
Bakken
Disaggregation of Revenue
Revenue	64,999	56,055	27,769
Haynesville
Disaggregation of Revenue
Revenue	62,743	12,039	9,110
Denver-Julesburg
Disaggregation of Revenue
Revenue	37,880	29,191
SCOOP/STACK
Disaggregation of Revenue
Revenue	60	831	460
Oil
Disaggregation of Revenue
Revenue	338,163	215,250	70,870
Natural Gas
Disaggregation of Revenue
Revenue	$ 159,254	$ 74,943	$ 16,228